Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease Obligation [Abstract]
Schedule of right of use assets and lease liabilities
	December 31,	December 31,
Operating Leases	2021	2020
Right-Of-Use Assets	$1,094,778	$1,358,517

Lease Liability:
Right-Of-Use Asset - Office Leases - Current	310,095	299,765
Right-Of-Use Asset - Office Leases - Non-Current	784,683	1,058,752
	$1,094,778	$1,358,517

Schedule of future minimum lease payments
2022	$310,095
2023	323,001
2024	311,317
2025	150,365
2026	-
$1,094,778